BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Activity in the allowance for doubtful accounts
Balance at beginning of year	$ 493	$ 466	$ 352
Net charges to costs and expenses	31	32	126
Write-offs	(9)	(12)	(10)
Other	(14)	7	(2)
Balance at end of year	$ 501	$ 493	$ 466